Insurance (Tables)	12 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Coverage

The coverage at June 30, 2026 follows:

Insurance type	Coverage R$
Property	3,500
Civil liability (D&O)	55,000
Civil, professional and general liability	10,800
Machinery/Automobile	80,829
Surety	3,073
Fire/lightning/explosion/electrical damage	13,940
Rural multi-peril	134,983